Share-Based Compensation - Omnibus Incentive Compensation Plan (Details)											12 Months Ended
	Dec. 14, 2019 $ / shares	Aug. 20, 2019 USD ($) EquityInstruments $ / shares	Apr. 01, 2019 USD ($) EquityInstruments $ / shares	Nov. 28, 2018 $ / shares	Apr. 02, 2018 USD ($) $ / shares	Apr. 03, 2017 USD ($) $ / shares	Apr. 01, 2016 USD ($) $ / shares	Apr. 01, 2015 USD ($) $ / shares	Apr. 01, 2014 USD ($) $ / shares	May 17, 2013 USD ($) $ / shares	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
RSUs
Share-Based Compensation
Vesting period											3 years
Number of awards granted											106,023	149,786
Number of units outstanding											367,162	488,173	425,702
RSUs granted 3 April 2017
Share-Based Compensation
Number of units outstanding											134,537
Fair value at grant date | $						$ 15.55
RSUs granted 2 April 2018
Share-Based Compensation
Number of units outstanding											134,452
Fair value at grant date | $					$ 16.30
RSUs granted 1 April 2019
Share-Based Compensation
Number of awards granted			98,613
Number of units outstanding											90,763
Fair value at grant date | $			$ 17.79
RSUs granted 20 August 2019
Share-Based Compensation
Number of awards granted		7,410
Number of units outstanding											7,410
Fair value at grant date | $		$ 12.34
SARs
Share-Based Compensation
Vesting period											3 years
Awards that vest on each anniversary (as a percent)											33.00%
Number of awards granted											326,454	416,458
Number of awards outstanding											2,630,173	2,372,163	2,031,279
Decrease in exercise price to reflect effect from distribution of special dividend | $ / shares	$ 0.38			$ 0.40
SARs granted 17 May 2013
Share-Based Compensation
Number of awards outstanding											211,229
Exercise price | $ / shares										$ 12.48
Fair value at grant date | $										$ 2.3753
SARs granted 1 April 2014
Share-Based Compensation
Number of awards outstanding											265,962
Exercise price | $ / shares									$ 23.22
Fair value at grant date | $									$ 6.0035
SARs granted 1 April 2015
Share-Based Compensation
Number of awards outstanding											283,192
Exercise price | $ / shares								$ 18.70
Fair value at grant date | $								$ 5.6352
SARs granted 1 April 2016
Share-Based Compensation
Number of awards outstanding											740,963
Exercise price | $ / shares							$ 8.50
Fair value at grant date | $							$ 2.3263
SARs granted 3 April 2017
Share-Based Compensation
Number of awards outstanding											420,632
Exercise price | $ / shares						$ 14.77
Fair value at grant date | $						$ 5.0021
SARs granted 2 April 2018
Share-Based Compensation
Number of awards outstanding											401,946
Exercise price | $ / shares					$ 15.52
Fair value at grant date | $					$ 5.3000
SARs granted 1 April 2019
Share-Based Compensation
Number of awards granted			299,322
Number of awards outstanding											279,117
Exercise price | $ / shares			$ 17.41
Fair value at grant date | $			$ 5.8612
SARs granted 20 August 2019
Share-Based Compensation
Number of awards granted		27,132
Number of awards outstanding											27,132
Exercise price | $ / shares		$ 11.96
Fair value at grant date | $		$ 3.37